Accounts receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable

	2024	2023

Customers (i)	684,839	579,498
Dividends and interest receivable on equity capital through proprietary funds	50,921	31,779
Other	119,068	133,820
(-) Expected credit losses on accounts receivable (Note 14(b))	(75,885)	(63,907)
Total	778,943	681,190

(i)Refers to receivables from management fees arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no material concentration on the balances receivable as of December 31, 2024 and 2023.
The reconciliation of gross carrying amount and the expected credit loss in accounts receivable, segregated by stage, according with IFRS 9, is included in Note 14.